Consolidated Statements Of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interests
Balance, shares at Dec. 31, 2011		761.1
Balance, value at Dec. 31, 2011		$ 7.6	$ 3,877.2	$ 13,056.9	$ (36.9)	$ 67.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	$ 2,392.2			2,392.2
Other comprehensive loss	(22.3)				(22.3)
Dividends declared				(69.2)
Common stock-based award activity, shares		9.7
Common stock-based award activity, value		$ 0.1	321.7
Common stock issued in connection with LYONs' conversions, shares		3.8
Common stock issued in connection with LYONs' conversions, value		$ 0.0	137.6
Purchase of stock (12.5 shares)	(648.0)		(648.4)
Change in non-controlling interests						0.4
Balance, shares at Dec. 31, 2012		774.6
Balance, value at Dec. 31, 2012		$ 7.7	3,688.1	15,379.9	(59.2)	67.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	2,695.0			2,695.0
Other comprehensive loss	273.7				273.7
Dividends declared				(69.6)
Common stock-based award activity, shares		6.5
Common stock-based award activity, value		$ 0.1	295.0
Common stock issued in connection with LYONs' conversions, shares		4.6
Common stock issued in connection with LYONs' conversions, value		$ 0.1	174.5
Change in non-controlling interests						(1.3)
Balance, shares at Dec. 31, 2013		785.7
Balance, value at Dec. 31, 2013	22,451.4	$ 7.9	4,157.6	18,005.3	214.5	66.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	2,598.4			2,598.4
Other comprehensive loss	(1,648.2)				(1,648.2)
Dividends declared				(280.7)
Common stock-based award activity, shares		5.2
Common stock-based award activity, value		$ 0.0	258.2
Common stock issued in connection with LYONs' conversions, shares		1.6
Common stock issued in connection with LYONs' conversions, value		$ 0.0	65.1
Change in non-controlling interests						5.6
Balance, shares at Dec. 31, 2014		792.5
Balance, value at Dec. 31, 2014	$ 23,449.8	$ 7.9	$ 4,480.9	$ 20,323.0	$ (1,433.7)	$ 71.7